CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 23,000	$ 7,453,265	$ 2,396,539	$ 16,621,556	$ (1,490,621)	$ 556,172	$ 25,559,911
Beginning balance , shares at Dec. 31, 2022	9,200,000
Net loss attributable to shareholders of CDT Environmental Technology Investment Holdings Limited				7,417,706			7,417,706
Net loss attributable to noncontrolling interests						(393,652)	(393,652)
Statutory reserve			796,316	(796,316)
Foreign currency translation adjustments					(518,800)	21,078	(497,722)
Ending balance, value at Dec. 31, 2023	$ 23,000	7,453,265	3,192,855	23,242,946	(2,009,421)	183,598	32,086,243
Ending balance , shares at Dec. 31, 2023	9,200,000
Net loss attributable to shareholders of CDT Environmental Technology Investment Holdings Limited				1,453,191			1,453,191
Net loss attributable to noncontrolling interests						(46,909)	(46,909)
Statutory reserve			240,734	(240,734)
Foreign currency translation adjustments					(201,488)	(2,895)	(204,383)
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs	$ 3,750	3,671,431					3,675,181
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs, shares	1,500,000
Share-based compensation to third parties	$ 313	453,937					454,250
Stock-based compensation to third parties, shares	125,000
Derecognition of noncontrolling interest upon disposal of subsidiaries						20,484	20,484
Ending balance, value at Dec. 31, 2024	$ 27,063	11,578,633	3,433,589	24,455,403	(2,210,909)	154,278	37,438,057
Ending balance , shares at Dec. 31, 2024	10,825,000
Net loss attributable to shareholders of CDT Environmental Technology Investment Holdings Limited				(10,197,242)			(10,197,242)
Net loss attributable to noncontrolling interests						(168,845)	(168,845)
Foreign currency translation adjustments					781,176	8,156	789,332
Derecognition of noncontrolling interest upon disposal of subsidiaries						33,589	33,589
Issuance of ordinary shares from share subscription agreement	$ 3,000	597,000					600,000
Issuance of ordinary shares from share subscription agreement, shares	1,200,000
Share-based compensation	$ 3,750	2,141,250					2,145,000
Share-based compensation, shares	1,500,000
Ending balance, value at Dec. 31, 2025	$ 33,813	$ 14,316,883	$ 3,433,589	$ 14,258,161	$ (1,429,733)	$ 21,178	$ 30,639,891
Ending balance , shares at Dec. 31, 2025	13,525,000